SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF REVENUE BY SEGMENT INFORMATION

	For The Three Months Ended June 30,
	2025	2024
Consulting expenses	$1,023,090	$645,711
Contract labor	(177,105)	258,971
Personnel expenses	1,006,210	1,339,494
Business development expenses	27,127	185,243
Royalty expenses	138,695	223,150
Marketing expenses	222,877	108,907
Other expenses*	1,541,037	596,517
Total operating expenses	$3,781,931	$3,357,993

*	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.

	For The Six Months Ended June 30,
	2025	2024
Consulting expenses	$1,657,071	$1,055,815
Contract labor	436,235	481,179
Personnel expenses	2,953,026	2,958,881
Business development expenses	146,737	449,087
Royalty expenses	364,015	553,038
Marketing expenses	557,255	220,396
Other expenses*	2,564,847	1,636,281
Total operating expenses	$8,679,186	$7,354,677

*	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.

	Years Ended December 31,
	2024	2023
Consulting expenses	$1,226,900	$554,036
Contract labor	1,365,640	1,282,583
Personnel expenses	9,314,415	9,681,323
Business development expenses	528,264	729,466
Royalty expenses	706,214	709,640
Marketing expenses	710,658	395,941
Other expenses*	2,828,222	8,065,306
Total operating expenses	$16,690,313	$21,418,295

*	Other expenses materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.